EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
EQUITY ACCOUNTED INVESTMENTS	EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest[1]		Carrying Value
AS AT DEC. 31 (MILLIONS)	2023	2022	2023	2022
Renewable Power and Transition
Associates
Sustainable solutions	4 – 51%	8 – 49%	$2,586	$251
Other	8 – 65%	3 – 65%	2,325	2,010
			4,911	2,261
Infrastructure
Associates
Utilities	50%	8 – 38%	783	1,244
Transport	26 – 58%	26 – 58%	1,799	1,772
Data	26 – 49%	3%	6,023	1,719
Other	11 – 65%	22 – 50%	179	297
Joint ventures
Utilities	50%	15 – 49%	1,200	1,117
Transport	21 – 50%	6 – 31%	2,599	2,367
Midstream	25%	20 – 38%	461	757
Data	49 – 50%	12 – 50%	4,042	2,571
			17,086	11,844
Private Equity
Associates
Industrial operations	13 – 54%	9 – 54%	553	1,471
Other	14 – 50%	14 – 50%	2,950	1,790
			3,503	3,261
Real Estate
Associates
Transitional and development	25 – 27%	26 – 50%	96	485
Joint ventures
Core	22 – 56%	22 – 56%	10,702	10,794
Transitional and development	5 – 60%	9 – 68%	7,394	7,625
			18,192	18,904

Insurance Solutions[2]	71%	82%	4,411	1,027

Asset Management and Other
Associates
Oaktree	68%	64%	6,974	5,927
Real estate LP Investments[3]	16 – 50%	16 – 31%	258	41
Joint ventures
Real estate LP Investments[3]	18 – 93%	6 – 98%	3,387	3,319
Other equity accounted investments	25 – 85%	12 – 85%	402	510
			11,021	9,797

Total			$59,124	$47,094
1.Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted.
2.Insurance Solutions relates to our capital in our equity accounted investment in Brookfield Reinsurance Ltd.
3.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
The following table presents the change in the balance of investments in associates and joint ventures:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Insurance Solutions[2]	Asset Management and Other[3]	2023 Total	2022 Total
Balance, beginning of year	$2,261	$11,844	$3,261	$18,904	$1,027	$9,797	$47,094	$46,100
Additions, net of disposals[1]	2,367	4,625	293	(134)	2,518	1,129	10,798	1,284
Acquisitions through business combinations	44	—	—	—	—	—	44	682
Share of comprehensive income (loss)	200	1,093	119	(114)	936	521	2,755	2,465
Distributions received	—	(736)	(187)	(259)	(38)	(408)	(1,628)	(2,334)
Return of capital	(62)	—	—	(381)	—	(37)	(480)	(432)
Foreign currency translation	101	260	17	176	(32)	19	541	(671)
Balance, end of year	$4,911	$17,086	$3,503	$18,192	$4,411	$11,021	$59,124	$47,094
1.Includes assets sold and amounts reclassified to held for sale.
2.Insurance Solutions relates to our capital in our equity accounted investment in Brookfield Reinsurance Ltd.
3.Asset Management equity accounted investments primarily relate to Oaktree and real estate LP investments. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Additions, net of disposals, of $10.8 billion during the year included the acquisition of our equity accounted investment in our nuclear technology services operation in our Renewable Power and Transition segment from Brookfield Business Partners L.P., a subsidiary of the Corporation. In connection with this transaction, the Corporation recognized gains of $3.9 billion in other income and gains within net income upon loss of control due to the disposition of our nuclear technology services operation. Acquisitions, net of disposals, also included the acquisition of our equity accounted investment in our North American hyperscale data center platform and a German telecom tower business in our Infrastructure segment, the additional ownership interest acquired in Oaktree in our Asset Management segment, and capital contributions to Brookfield Reinsurance Ltd. in our Insurance Solutions segment. Our equity accounted investments balance also increased due to our proportionate share of comprehensive income earned by our equity accounted investments.
The following table presents current and non-current assets, as well as current and non-current liabilities of the company’s investments in associates and joint ventures:

	2023				2022
AS AT DEC. 31 (MILLIONS)	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Renewable Power and Transition
Associates
Sustainable solutions	$2,862	$13,952	$2,623	$6,055	$322	$2,569	$203	$938
Other	2,336	12,692	2,030	6,568	3,841	12,309	3,172	7,187

Infrastructure
Associates
Utilities	208	2,563	74	1,132	363	15,744	364	8,588
Transport	1,641	12,862	2,065	6,994	1,318	12,033	2,259	5,919
Data	1,061	42,547	2,725	21,996	438	8,659	564	4,793
Other	134	1,032	94	321	118	1,362	92	357
Joint ventures
Utilities	437	6,025	337	4,177	372	6,167	366	4,088
Transport	239	10,563	148	6,131	237	10,054	118	6,029
Midstream	226	6,143	190	4,058	232	6,279	226	4,067
Data	355	8,272	188	3,883	1,009	6,640	647	3,640

Private Equity
Associates
Industrial operations	908	650	367	334	1,682	2,352	789	566
Other	3,306	10,917	2,020	6,992	2,749	7,662	1,810	5,551

Real Estate
Associates
Transitional and development	170	329	11	118	50	2,792	77	1,143
Joint ventures
Core	2,315	39,945	3,942	16,150	1,530	40,222	1,588	17,982
Transitional and development	1,265	29,675	7,044	7,096	1,413	30,110	4,722	9,285

Insurance Solutions[1]	11,930	49,494	1,654	53,646	3,500	39,999	5,324	36,718

Asset Management and Other
Associates
Oaktree	2,493	19,733	2,277	10,730	1,999	19,038	1,441	10,332
Real estate LP Investments[2]	20	473	11	80	71	109	54	—
Joint ventures
Real estate LP Investments[2]	2,491	9,670	1,575	4,705	1,875	11,309	1,464	5,605
Other equity accounted investments	189	220	126	52	220	709	24	225
	$34,586	$277,757	$29,501	$161,218	$23,339	$236,118	$25,304	$133,013
1.Insurance Solutions relates to our capital in our equity accounted investment in Brookfield Reinsurance Ltd.
2.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Certain of the company’s investments in associates are subject to restrictions on the extent to which they can remit funds to the company in the form of cash dividends or repay loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures:

	2023			2022
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Renewable Power and Transition
Associates
Sustainable solutions	$394	$(15)	$(67)	$363	$11	$—
Other	3,078	673	(355)	3,124	348	(583)

Infrastructure
Associates
Utilities	1,136	39	(376)	1,306	32	(112)
Transport	3,044	27	330	2,561	(132)	307
Data	2,272	(45)	685	815	(23)	247
Other	206	(180)	(283)	173	(349)	600
Joint ventures
Utilities	724	286	183	869	183	171
Transport	12,102	4,114	36	14,372	1,580	93
Midstream	924	315	188	918	220	67
Data	1,047	511	(53)	1,571	337	522

Private Equity
Associates
Industrial operations	2,216	80	(5)	3,462	456	9
Other	6,951	208	6	5,925	300	7

Real Estate
Associates
Transitional and development	26	22	—	(12)	128	—
Joint ventures
Core	2,328	(66)	(60)	1,781	1,244	174
Transitional and development	2,956	76	(30)	2,879	708	63

Insurance Solutions[1]	6,785	452	484	5,101	492	(867)

Asset Management and Other
Associates
Oaktree	1,503	475	16	1,489	579	15
Real estate LP Investments[2]	40	(55)	(56)	230	(6)	69
Joint ventures
Real estate LP Investments[2]	1,878	336	34	1,362	350	312
Other equity accounted investments	285	50	18	151	20	(38)
	$49,895	$7,303	$695	$48,440	$6,478	$1,056
1.Insurance Solutions relates to our capital in our equity accounted investment in Brookfield Reinsurance Ltd.
2.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
Certain of the company’s investments are publicly listed entities with active pricing in a liquid market.